American Funds Insurance Series®

Prospectus Supplement

February 1, 2017

(for Class 1 shares prospectus, Class 2 shares prospectus, Class 3 shares prospectus and Class 4 shares prospectus dated May 1, 2016, and Class 1A shares prospectus dated December 23, 2016, each as supplemented to date)

1. The information under the heading “Portfolio managers” in the “Management” section of the Growth Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Michael T. Kerr	11 years	Partner – Capital World Investors
Ronald B. Morrow	14 years	Partner – Capital World Investors
Andraz Razen	4 years	Partner – Capital World Investors
Martin Romo	1 year	Partner – Capital World Investors
Alan J. Wilson	3 years	Partner – Capital World Investors

2. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio managers” in the “Management” section of the Capital Income Builder summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	3 years	Partner – Capital Fixed Income Investors
Gerald Du Manoir	Less than 1 year	Partner – Capital International Investors
Darcy Kopcho	3 years	Partner – Capital International Investors
Philip Winston	3 years	Partner – Capital International Investors

4. The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 31 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 17 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 29 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 18 years

Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 11 years International Growth and Income Fund — 8 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 19 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 30 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 6 years
Pramod Atluri	Vice President – Capital Fixed Income Investors Investment professional for 18 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 1 year
David C. Barclay	Partner – Capital Fixed Income Investors Investment professional for 35 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 23 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 8 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 17 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 3 years Mortgage Fund — 2 years U.S. Government/AAA-Rated Securities Fund — 2 years
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 38 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 6 years Global Bond Fund — 2 years
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
J. David Carpenter	Partner – Capital World Investors Investment professional for 22 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 4 years
Thomas H. Chow	Vice President – Capital Fixed Income Investors Investment professional for 28 years in total; 2 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 2 years
Patrice Collette	Partner – Capital World Investors Investment professional for 22 years in total, 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 7 years
Global Bond Fund — 2 years
High-Income Bond Fund — 7 years (plus 9 years of prior experience as an investment analyst for the fund)
Isabelle de Wismes	Partner – Capital World Investors Investment professional for 33 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 4 years (plus 14 years of prior experience as an investment analyst for the fund)

Mark E. Denning	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 19 years
Gerald Du Manoir	Partner – Capital International Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Paul Flynn	Partner – Capital World Investors Investment professional for 21 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Growth Fund — Less than 1 year Global Balanced Fund — 4 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 14 years Growth-Income Fund — 11 years
Bradford F. Freer	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
New World Fund — Less than 1 year (plus 14 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 3 years (plus 6 years of prior experience as an investment analyst for the fund)
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 27 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 4 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 1 year
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 29 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Bond Fund — 10 years
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 44 years in total; 41 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 4 years Growth-Income Fund — 23 years (plus 5 years of prior experience as an investment analyst for the fund)
Michael T. Kerr	Partner – Capital World Investors Investment professional for 33 years in total; 31 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 11 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 4 years (plus 10 years of prior experience as an investment analyst for the fund)
Darcy Kopcho	Partner – Capital International Investors Investment professional for 37 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 3 years
Lawrence Kymisis	Partner – Capital Research Global Investors Investment professional for 22 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 5 years
Harold H. La	Partner – Capital Research Global Investors Investment professional for 19 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 9 years (plus 4 years of prior experience as an investment analyst for the fund)

Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 22 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 9 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 8 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 24 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 6 years U.S. Government/AAA-Rated Securities Fund — 7 years
Ronald B. Morrow	Partner – Capital World Investors Investment professional for 48 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 14 years (plus 5 years of prior experience as an investment analyst for the fund)
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 41 years in total; 37 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 11 years Ultra-Short Bond Fund — 1 year
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 29 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 5 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 6 years
Global Bond Fund — 3 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 19 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 3 years (plus 9 years of prior experience as an investment analyst for the fund)
John R. Queen	Vice President – Capital Fixed Income Investors Investment professional for 25 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 1 year
Andraz Razen	Partner – Capital World Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 4 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 8 years
William L. Robbins	Partner – Capital International Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 5 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Growth Fund — 1 year (plus 15 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 7 years (plus 1 year of prior experience as an investment analyst for the fund)

Andrew B. Suzman	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 8 years
Tomonori Tani	Partner – Capital World Investors Investment professional for 15 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — Less than 1 year
James Terrile	Partner – Capital Research Global Investors Investment professional for 22 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 5 years
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 11 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 6 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 2 years
Alan J. Wilson	Partner – Capital World Investors Investment professional for 31 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years
Philip Winston	Partner – Capital International Investors Investment professional for 32 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 3 years

Keep this supplement with your prospectus.

Lit. No. INA8BS-033-0217O CGD/8024-S58176

American Funds Insurance Series® Prospectus Supplement February 1, 2017 (for Class P1 shares prospectus and Class P2 shares prospectus dated May 1, 2016, as supplemented to date)

1.       The information under the heading “Portfolio managers of the underlying fund” in the “Management” section of the Managed Risk Growth Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser
Michael T. Kerr	11 years	Partner – Capital World Investors
Ronald B. Morrow	14 years	Partner – Capital World Investors
Andraz Razen	4 years	Partner – Capital World Investors
Martin Romo	1 year	Partner – Capital World Investors
Alan J. Wilson	3 years	Partner – Capital World Investors

Keep this supplement with your prospectus.

Lit. No. INP8BS-010-0217O CGD/8024-S58177

American Funds Insurance Series®

Statement of Additional

Information Supplement

February 1, 2017

(for Class 1, Class 2, Class 3 and Class 4 shares statement of additional information dated May 1, 2016, as supplemented to date, and Class 1A shares statement of additional information dated December 23, 2016, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section of the statement of additional information is amended with respect to the funds listed below only as follows. Except as noted below, footnotes in the statement of additional information remain unchanged.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Growth Fund
Michael T. Kerr	3	$301.1	None		None
Ronald B. Morrow	2	$216.5	None		None
Andraz Razen	1	$27.2	None		None
Martin Romo	3	$218.3	None		None
Alan J. Wilson	2	$219.7	None		None
Capital Income Builder
David J. Betanzos	4	$12.4	None		None
Gerald Du Manoir*	6	$2.0	10	$3.94	662[6]	$15.72
Darcy Kopcho	1	$94.6	6	$1.39	23[7]	$6.86
Philip Winston	4	$96.4	7	$4.73	612[8]	$18.99
*	Information is as of December 31, 2016.
[6]	The advisory fee of three of these accounts (representing $1.03 billion in total assets) is based partially on their investment results.
[7]	The advisory fee of two of these accounts (representing $0.29 billion in total assets) is based partially on their investment results.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-034-0217O CGD/8024-S58178